Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Finance income.
Fair value gain on embedded options	$ 19,030		$ 29,630
Interest income - bank deposits	5,017	$ 5,761	12,851	$ 17,338
Net foreign exchange gain arising from derivative instruments - unrealized	1,307		6,985
Net foreign exchange gain arising from financing - realized	378
Fair value gain on interest rate caps		62	230	475
Net foreign exchange gain arising from derivative instruments - realized				420
Total Finance income	$ 25,732	$ 5,823	$ 49,696	$ 18,233